Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Property, Plant and Equipment, Net
9.	PROPERTY, PLANT AND EQUIPMENT, NET

	Buildings and improve- ments	Telecom- munications network plant and equipment	Furniture, fixture, motor vehicles and other equipment	Total
	RMB	RMB	RMB	RMB
Cost/Deemed cost:
Balance at January 1, 2018	101,332	842,473	30,585	974,390
Additions	712	512	306	1,530
Transferred from construction in progress	1,454	71,704	1,721	74,879
Retirement and disposal	(860)	(59,822)	(1,636)	(62,318)
Reclassification	(97)	(485)	582	—

Balance at December 31, 2018	102,541	854,382	31,558	988,481
Additions	554	274	277	1,105
Transferred from construction in progress	2,060	74,157	1,644	77,861
Retirement and disposal	(751)	(62,560)	(2,419)	(65,730)
Reclassification	(39)	(536)	575	—

Balance at December 31, 2019	104,365	865,717	31,635	1,001,717

Accumulated depreciation and impairment:
Balance at January 1, 2018	(54,706)	(491,066)	(22,361)	(568,133)
Depreciation charge for the year	(4,370)	(63,878)	(2,135)	(70,383)
Written back on retirement and disposal	750	55,519	1,561	57,830
Reclassification	26	439	(465)	—

Balance at December 31, 2018	(58,300)	(498,986)	(23,400)	(580,686)

Depreciation charge for the year	(4,185)	(64,672)	(2,101)	(70,958)
Written back on retirement and disposal	681	56,943	2,311	59,935
Reclassification	19	358	(377)	—

Balance at December 31, 2019	(61,785)	(506,357)	(23,567)	(591,709)

Net book value at December 31, 2019	42,580	359,360	8,068	410,008
Net book value at December 31, 2018	44,241	355,396	8,158	407,795